Document And Entity Information	Jul. 24, 2025
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 24, 2025
Entity Registrant Name	TRIUMPH GROUP, INC.
Entity Central Index Key	0001021162
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	51-0347963
Entity File Number	1-12235
Entity Address, Address Line One	555 E Lancaster Avenue
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Radnor
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19087
City Area Code	610
Local Phone Number	251-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Current Fiscal Year End Date	--03-31
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, par value $.001 per share
Trading Symbol	TGI
Security Exchange Name	NYSE
Purchase Rights [Member]
Document Information [Line Items]
Title of 12(b) Security	Purchase rights
No Trading Symbol Flag	true
Security Exchange Name	NYSE